Reinsurance - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) reinsurer	Dec. 31, 2020 USD ($)
Effects of Reinsurance [Line Items]
Number of third-party reinsures | reinsurer	9
Reinsured risk, percentage	12.00%
Loss on uncollectible accounts in period | $	$ 0	$ 0
Term-based agreement
Effects of Reinsurance [Line Items]
Number of third-party reinsures | reinsurer	2
Percentage attributable to program	33.00%
Agreement term	3 years
XOL
Effects of Reinsurance [Line Items]
Excess retention, year return period, ratio	0.004
XOL | Maximum
Effects of Reinsurance [Line Items]
Excess retention, percentage	4.00%
Per-risk Reinsurance | Minimum
Effects of Reinsurance [Line Items]
Excess retention, amount | $	$ 500,000
Proportional and XOL | Minimum
Effects of Reinsurance [Line Items]
Ceded risk, percentage	80.00%
Proportional and XOL | Maximum
Effects of Reinsurance [Line Items]
Ceded risk, percentage	100.00%